Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 735.2	$ 577.1
Work in progress	168.3	133.0
Finished goods	158.3	180.5
Current inventories	$ 1,061.8	$ 890.6